Related party transactions - Due to Related party (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related party transactions
Amounts due to related parties	$ 5,594	¥ 38,943	¥ 132,216
Tonglu Tongze Logistics Ltd And Its Subsidiaries
Related party transactions
Amounts due to related parties		20,655	45,483
Shanghai Mingyu Barcode Technology Ltd.
Related party transactions
Amounts due to related parties		16,906	17,237
ZTO Supply Chain Management Co., Ltd. ("ZTO LTL")
Related party transactions
Amounts due to related parties		1,165	¥ 69,496
Others
Related party transactions
Amounts due to related parties		¥ 217